Report of Independent Registered Public Accounting Firm

The Board of Directors and Contract Owners of

COUNTRY Investors Life Assurance Company and

COUNTRY Investors Variable Annuity Account

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the Appendix that comprise COUNTRY Investors Variable Annuity Account (the Account), as of December 31, 2024, and the related statements of operations and changes in net assets for the year then ended, and the related notes (collectively, the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2024, and the results of its operations and changes in net assets for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2024, by correspondence with the fund companies or their transfer agents, as applicable. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

/s/ Forvis Mazars LLP

We have served as the Account’s auditor since 2024.

West Des Moines, Iowa

April 29, 2025

Appendix

Subaccounts comprising COUNTRY Investors Variable Annuity Account

Subaccounts
BNY Mellon VIF Appreciation Portfolio - Initial Shares
BNY Mellon VIF Growth & Income Portfolio - Initial Shares
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares
CVT EAFE International Index Portfolio - Class F
CVT Russell 2000® Small Cap Index Portfolio
CVT Russell 2000® Small Cap Index Portfolio - Class F
CVT S&P MidCap 400 Index Portfolio
CVT S&P MidCap 400 Index Portfolio - Class F
DWS Global Small Cap VIP - Class A
Federated Hermes Government Money Fund II - Service Shares
Federated Hermes Managed Volatility Fund II - Primary Shares
Federated Hermes Quality Bond Fund II - Primary Shares
Fidelity® VIP Contrafund® Portfolio - Initial Class
Fidelity® VIP Contrafund® Portfolio - Service Class 2
Fidelity® VIP Growth & Income Portfolio - Initial Class
Fidelity® VIP Growth Portfolio - Initial Class
Fidelity® VIP Growth Portfolio - Service Class 2
Fidelity® VIP High Income Portfolio - Service Class 2
Fidelity® VIP Index 500 Portfolio - Initial Class
Fidelity® VIP Index 500 Portfolio - Service Class 2
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class
Fidelity® VIP Mid Cap Portfolio - Service Class 2
Fidelity® VIP Overseas Portfolio - Initial Class
Fidelity® VIP Real Estate Portfolio - Service Class 2
Franklin Global Real Estate VIP Fund - Class 2
Franklin Mutual Shares VIP Fund - Class 2
Franklin Small Cap Value VIP Fund - Class 2
Franklin Small-Mid Cap Growth VIP Fund - Class 2
Franklin U.S. Government Securities VIP Fund - Class 2
Templeton Global Bond VIP Fund - Class 2
Templeton Growth VIP Fund - Class 2
LVIP American Century Capital Appreciation Fund – Standard II
LVIP American Century Inflation Protection Fund – Standard II
LVIP American Century Ultra Fund – Standard II
LVIP JPMorgan Mid Cap Value Fund - Standard
LVIP JPMorgan Small Cap Core Fund - Service
LVIP JPMorgan Small Cap Core Fund - Standard
T. Rowe Price All-Cap Opportunities Portfolio
T. Rowe Price Equity Income Portfolio
T. Rowe Price Moderate Allocation Portfolio
T. Rowe Price International Stock Portfolio

Report of Independent Registered Public Accounting Firm

The Board of Directors of COUNTRY Investors Life Assurance Company and

Contract Owners of COUNTRY Investors Variable Annuity Account

Opinion on the Financial Statements

We have audited the accompanying statements of changes in net assets of each of the subaccounts listed in the Appendix that comprise COUNTRY Investors Variable Annuity Account (the Separate Account), for the year ended December 31, 2023, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the changes in its net assets for the year ended December 31, 2023, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP

We served as the Separate Account’s auditor from 2004 to 2024.

Chicago, Illinois

April 24, 2024

Appendix

Subaccounts comprising COUNTRY Investors Variable Annuity Account

Subaccounts

BNY Mellon VIF Appreciation Portfolio - Initial Shares

BNY Mellon VIF Growth & Income Portfolio - Initial Shares

BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares

CVT EAFE International Index Portfolio - Class F

CVT Russell 2000® Small Cap Index Portfolio

CVT Russell 2000® Small Cap Index Portfolio - Class F

CVT S&P MidCap 400 Index Portfolio

CVT S&P MidCap 400 Index Portfolio - Class F

DWS Global Small Cap VIP - Class A

Federated Hermes Government Money Fund II - Service Shares

Federated Hermes Managed Volatility Fund II - Primary Shares

Federated Hermes Quality Bond Fund II - Primary Shares

Fidelity® VIP Contrafund® Portfolio - Initial Class

Fidelity® VIP Contrafund® Portfolio - Service Class 2

Fidelity® VIP Growth & Income Portfolio - Initial Class

Fidelity® VIP Growth Portfolio - Initial Class

Fidelity® VIP Growth Portfolio - Service Class 2

Fidelity® VIP High Income Portfolio - Service Class 2

Fidelity® VIP Index 500 Portfolio - Initial Class

Fidelity® VIP Index 500 Portfolio - Service Class 2

Fidelity® VIP Investment Grade Bond Portfolio - Initial Class

Fidelity® VIP Mid Cap Portfolio - Service Class 2

Fidelity® VIP Overseas Portfolio - Initial Class

Fidelity® VIP Real Estate Portfolio - Service Class 2

Franklin Global Real Estate VIP Fund - Class 2

Franklin Mutual Shares VIP Fund - Class 2

Franklin Small Cap Value VIP Fund - Class 2

Franklin Small-Mid Cap Growth VIP Fund - Class 2

Franklin U.S. Government Securities VIP Fund - Class 2

Templeton Global Bond VIP Fund - Class 2

Templeton Growth VIP Fund - Class 2

LVIP American Century Capital Appreciation Fund – Standard II

LVIP American Century Inflation Protection Fund – Standard II

LVIP American Century Ultra Fund – Standard II

LVIP JPMorgan Mid Cap Value Fund - Standard

LVIP JPMorgan Small Cap Core Fund - Standard

LVIP JPMorgan Small Cap Core Fund - Service

T. Rowe Price All-Cap Opportunities Portfolio

T. Rowe Price Equity Income Portfolio

T. Rowe Price Moderate Allocation Portfolio

T. Rowe Price International Stock Portfolio

COUNTRY Investors Variable Annuity Account

Statements of Assets and Liabilities

December 31, 2024

		Net assets			Investments in mutual funds
Subaccount	Investments in shares of mutual funds, at fair value	Accumulation units	Contracts in annuitization period	Total net assets	Cost	Shares owned	Accumulation units outstanding	Annuitized units outstanding
BNY Mellon VIF Appreciation Portfolio - Initial Shares	$56,334	$56,334	$-	$56,334	$56,041	1,543.83	1,156.10	-
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	195,753	195,753	-	195,753	158,139	5,222.86	3,342.97	-
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	149,181	149,181	-	149,181	155,428	3,424.72	6,222.46	-
CVT EAFE International Index Portfolio - Class F	1,276,230	1,276,230	-	1,276,230	1,194,491	13,455.25	56,831.75	-
CVT Russell 2000® Small Cap Index Portfolio	393,608	389,369	4,239	393,608	346,828	4,582.16	10,909.82	118.76
CVT Russell 2000® Small Cap Index Portfolio - Class F	15,171	15,171	-	15,171	13,458	179.07	287.38	-
CVT S&P MidCap 400 Index Portfolio	211,103	211,103	-	211,103	177,486	1,643.34	4,184.56	-
CVT S&P MidCap 400 Index Portfolio - Class F	13,127	13,127	-	13,127	11,412	102.64	262.48	-
DWS Global Small Cap VIP - Class A	23,746	23,746	-	23,746	24,282	2,278.86	634.96	-
Federated Hermes Government Money Fund II - Service Shares	454,688	454,688	-	454,688	454,688	454,688.23	46,639.11	-
Federated Hermes Managed Volatility Fund II - Primary Shares	323,490	323,490	-	323,490	306,426	31,745.81	15,771.97	-
Federated Hermes Quality Bond Fund II - Primary Shares	908,503	908,503	-	908,503	947,956	88,894.57	75,184.90	-
Fidelity® VIP Contrafund® Portfolio - Initial Class	3,278,432	3,278,432	-	3,278,432	2,242,266	56,583.22	44,215.37	-
Fidelity® VIP Contrafund® Portfolio - Service Class 2	361,724	361,724	-	361,724	262,196	6,517.55	4,382.79	-
Fidelity® VIP Growth & Income Portfolio - Initial Class	383,442	383,442	-	383,442	258,536	12,551.30	7,788.80	-
Fidelity® VIP Growth Portfolio - Initial Class	751,625	735,804	15,821	751,625	626,023	7,753.51	9,742.87	209.49
Fidelity® VIP Growth Portfolio - Service Class 2	91,709	91,709	-	91,709	83,756	988.88	928.90	-
Fidelity® VIP High Income Portfolio - Service Class 2	9,847	9,847	-	9,847	9,890	2,202.91	379.13	-
Fidelity® VIP Index 500 Portfolio - Initial Class	3,211,481	3,198,898	12,583	3,211,481	1,465,912	5,638.93	53,969.77	212.29
Fidelity® VIP Index 500 Portfolio - Service Class 2	2,470,555	2,470,555	-	2,470,555	1,323,157	4,402.04	33,128.18	-
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	4,967,362	4,959,298	8,064	4,967,362	5,834,975	452,400.95	419,566.82	682.19
Fidelity® VIP Mid Cap Portfolio - Service Class 2	2,459,527	2,459,527	-	2,459,527	2,299,154	69,321.50	45,492.80	-
Fidelity® VIP Overseas Portfolio - Initial Class	702,922	702,922	-	702,922	665,961	27,598.03	27,796.05	-
Fidelity® VIP Real Estate Portfolio - Service Class 2	451,113	451,113	-	451,113	463,684	26,121.20	9,948.35	-
Franklin Global Real Estate VIP Fund - Class 2	429,468	429,468	-	429,468	484,660	35,001.44	27,665.56	-
Franklin Mutual Shares VIP Fund - Class 2	79,465	79,465	-	79,465	78,197	4,848.38	2,811.60	-
Franklin Small Cap Value VIP Fund - Class 2	1,004,375	1,004,375	-	1,004,375	911,861	70,137.94	22,444.15	-
Franklin Small-Mid Cap Growth VIP Fund - Class 2	168,213	168,213	-	168,213	171,414	11,373.41	3,751.12	-
Franklin U.S. Government Securities VIP Fund - Class 2	91,782	91,782	-	91,782	105,951	9,015.90	7,517.77	-
Templeton Global Bond VIP Fund - Class 2	7,925	7,925	-	7,925	10,130	696.38	748.21	-
Templeton Growth VIP Fund - Class 2	123,953	123,953	-	123,953	118,004	9,932.16	6,014.90	-
LVIP American Century Capital Appreciation Fund – Standard II	109,641	109,641	-	109,641	96,897	6,539.50	2,495.31	-
LVIP American Century Inflation Protection Fund – Standard II	17,458	17,458	-	17,458	19,545	1,900.10	1,285.73	-
LVIP American Century Ultra Fund – Standard II	286,328	286,328	-	286,328	207,154	9,433.89	3,981.51	-
LVIP JPMorgan Mid Cap Value Fund - Standard	417,400	408,914	8,486	417,400	439,782	42,827.80	8,138.25	168.89

See accompanying notes, including note 6 which includes per unit information.

COUNTRY Investors Variable Annuity Account

Statements of Assets and Liabilities (continued)

December 31, 2024

		Net assets			Investments in mutual funds
Subaccount	Investments in shares of mutual funds, at fair value	Accumulation units	Contracts in annuitization period	Total net assets	Cost	Shares owned	Accumulation units outstanding	Annuitized units outstanding
LVIP JPMorgan Small Cap Core Fund - Service	$357,803	$357,803	$-	$357,803	$315,832	16,718.22	6,796.82	-
LVIP JPMorgan Small Cap Core Fund - Standard	274,402	274,402	-	274,402	255,422	12,648.73	6,598.93	-
T. Rowe Price All-Cap Opportunities Portfolio	5,056,418	5,056,418	-	5,056,418	4,544,513	131,883.63	57,523.09	-
T. Rowe Price Equity Income Portfolio	4,350,121	4,350,121	-	4,350,121	4,026,465	153,011.64	117,820.70	-
T. Rowe Price Moderate Allocation Portfolio	412,715	412,715	-	412,715	408,022	19,709.42	13,455.89	-
T. Rowe Price International Stock Portfolio	2,100,240	2,100,240	-	2,100,240	2,190,183	140,390.35	90,361.05	-

See accompanying notes, including note 6 which includes per unit information.

COUNTRY Investors Variable Annuity Account

Statements of Operations

Year Ended December 31, 2024

	Income	Expenses		Realized gain (loss) on investments
Subaccount	Dividends	Mortality and expense risk	Net investment income (loss)	Realized gain (loss) on sale of fund shares	Realized gain distributions	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase (decrease) in net assets from operations
BNY Mellon VIF Appreciation Portfolio - Initial Shares	$235	$(669)	$(434)	$(299)	$3,916	$3,617	$2,725	$5,908
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	986	(2,174)	(1,188)	499	8,963	9,462	25,706	33,980
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	989	(1,767)	(778)	(76)	-	(76)	5,844	4,990
CVT EAFE International Index Portfolio - Class F	37,410	(16,413)	20,997	13,881	-	13,881	(10,377)	24,501
CVT Russell 2000® Small Cap Index Portfolio	4,730	(4,630)	100	3,258	7,652	10,910	25,863	36,873
CVT Russell 2000® Small Cap Index Portfolio - Class F	189	(221)	(32)	1,343	306	1,649	(192)	1,425
CVT S&P MidCap 400 Index Portfolio	2,478	(2,462)	16	1,984	8,929	10,913	12,196	23,125
CVT S&P MidCap 400 Index Portfolio - Class F	154	(183)	(29)	1,047	555	1,602	(31)	1,542
DWS Global Small Cap VIP - Class A	332	(284)	48	(100)	1,003	903	188	1,139
Federated Hermes Government Money Fund II - Service Shares	20,612	(5,425)	15,187	-	-	-	-	15,187
Federated Hermes Managed Volatility Fund II - Primary Shares	7,154	(3,884)	3,270	(6,497)	-	(6,497)	46,124	42,897
Federated Hermes Quality Bond Fund II - Primary Shares	26,517	(10,913)	15,604	(7,494)	-	(7,494)	15,731	23,841
Fidelity® VIP Contrafund® Portfolio - Initial Class	5,763	(36,993)	(31,230)	106,484	367,404	473,888	383,135	825,793
Fidelity® VIP Contrafund® Portfolio - Service Class 2	122	(4,322)	(4,200)	39,768	42,121	81,889	21,330	99,019
Fidelity® VIP Growth & Income Portfolio - Initial Class	5,359	(4,332)	1,027	5,402	24,279	29,681	35,302	66,010
Fidelity® VIP Growth Portfolio - Initial Class	6	(9,050)	(9,044)	46,738	158,044	204,782	(9,157)	186,581
Fidelity® VIP Growth Portfolio - Service Class 2	-	(1,071)	(1,071)	10,022	20,063	30,085	(5,813)	23,201
Fidelity® VIP High Income Portfolio - Service Class 2	601	(113)	488	35	-	35	197	720
Fidelity® VIP Index 500 Portfolio - Initial Class	39,056	(37,062)	1,994	178,942	1,858	180,800	455,219	638,013
Fidelity® VIP Index 500 Portfolio - Service Class 2	25,528	(29,849)	(4,321)	243,194	1,469	244,663	272,877	513,219
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	176,862	(61,543)	115,319	(102,533)	-	(102,533)	14,378	27,164
Fidelity® VIP Mid Cap Portfolio - Service Class 2	8,389	(29,599)	(21,210)	14,584	325,585	340,169	37,153	356,112
Fidelity® VIP Overseas Portfolio - Initial Class	12,146	(9,045)	3,101	18,486	33,519	52,005	(26,275)	28,831
Fidelity® VIP Real Estate Portfolio - Service Class 2	18,004	(5,590)	12,414	(1,372)	-	(1,372)	12,258	23,300
Franklin Global Real Estate VIP Fund - Class 2	8,330	(5,440)	2,890	(10,378)	-	(10,378)	2,946	(4,542)
Franklin Mutual Shares VIP Fund - Class 2	1,558	(931)	627	(218)	1,620	1,402	5,151	7,180
Franklin Small Cap Value VIP Fund - Class 2	9,305	(11,982)	(2,677)	(22,122)	22,998	876	101,705	99,904
Franklin Small-Mid Cap Growth VIP Fund - Class 2	-	(1,933)	(1,933)	(6,297)	-	(6,297)	22,772	14,542
Franklin U.S. Government Securities VIP Fund - Class 2	2,990	(1,149)	1,841	(5,034)	-	(5,034)	3,233	40
Templeton Global Bond VIP Fund - Class 2	-	(97)	(97)	(189)	-	(189)	(784)	(1,070)
Templeton Growth VIP Fund - Class 2	1,188	(1,506)	(318)	(844)	407	(437)	5,642	4,887

See accompanying notes.

COUNTRY Investors Variable Annuity Account

Statements of Operations (continued)

Year Ended December 31, 2024

	Income	Expenses		Realized gain (loss) on investments
Subaccount	Dividends	Mortality and expense risk	Net investment income (loss)	Realized gain (loss) on sale of fund shares	Realized gain distributions	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase (decrease) in net assets from operations
LVIP American Century Capital Appreciation Fund – Standard II	$-	$(1,172)	$(1,172)	$224	$5,960	$6,184	$15,525	$20,537
LVIP American Century Inflation Protection Fund – Standard II	696	(217)	479	(47)	-	(47)	(314)	118
LVIP American Century Ultra Fund – Standard II	-	(3,473)	(3,473)	31,311	24,155	55,466	18,593	70,586
LVIP JPMorgan Mid Cap Value Fund - Standard	5,071	(4,824)	247	4,824	63,139	67,963	(20,173)	48,037
LVIP JPMorgan Small Cap Core Fund - Service	2,400	(4,427)	(2,027)	12,967	5,525	18,492	19,034	35,499
LVIP JPMorgan Small Cap Core Fund - Standard	2,210	(3,307)	(1,097)	1,926	4,166	6,092	21,684	26,679
T. Rowe Price All-Cap Opportunities Portfolio	3,582	(60,628)	(57,046)	136,720	553,396	690,116	418,173	1,051,243
T. Rowe Price Equity Income Portfolio	81,988	(54,247)	27,741	12,585	283,860	296,445	120,531	444,717
T. Rowe Price Moderate Allocation Portfolio	8,389	(4,467)	3,922	1,081	9,953	11,034	16,198	31,154
T. Rowe Price International Stock Portfolio	20,480	(26,513)	(6,033)	(25,808)	52,998	27,190	24,649	45,806

See accompanying notes.

COUNTRY Investors Variable Annuity Account

Statements of Changes in Net Assets

Year Ended December 31, 2024

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2023	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase (decrease) in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of administrative and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total increase (decrease) in net assets	Net Assets at December 31, 2024
BNY Mellon VIF Appreciation Portfolio - Initial Shares	$52,466	$(434)	$3,617	$2,725	$5,908	$730	$(2,536)	$(89)	$(145)	$(2,040)	$3,868	$56,334
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	155,944	(1,188)	9,462	25,706	33,980	400	(1,996)	(114)	7,539	5,829	39,809	195,753
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	142,907	(778)	(76)	5,844	4,990	3,184	(3,541)	(160)	1,801	1,284	6,274	149,181
CVT EAFE International Index Portfolio - Class F	1,326,613	20,997	13,881	(10,377)	24,501	14,694	(106,494)	(2,663)	19,579	(74,884)	(50,383)	1,276,230
CVT Russell 2000® Small Cap Index Portfolio	375,305	100	10,910	25,863	36,873	6,563	(17,567)	105	(7,671)	(18,570)	18,303	393,608
CVT Russell 2000® Small Cap Index Portfolio - Class F	21,186	(32)	1,649	(192)	1,425	-	(6,617)	(63)	(760)	(7,440)	(6,015)	15,171
CVT S&P MidCap 400 Index Portfolio	184,601	16	10,913	12,196	23,125	950	(5,272)	(174)	7,873	3,377	26,502	211,103
CVT S&P MidCap 400 Index Portfolio - Class F	15,854	(29)	1,602	(31)	1,542	-	(3,944)	(19)	(306)	(4,269)	(2,727)	13,127
DWS Global Small Cap VIP - Class A	20,135	48	903	188	1,139	3,906	(1,594)	(35)	195	2,472	3,611	23,746
Federated Hermes Government Money Fund II - Service Shares	439,201	15,187	-	-	15,187	15,865	(32,199)	(486)	17,120	300	15,487	454,688
Federated Hermes Managed Volatility Fund II - Primary Shares	310,159	3,270	(6,497)	46,124	42,897	3,995	(34,644)	(328)	1,411	(29,566)	13,331	323,490
Federated Hermes Quality Bond Fund II - Primary Shares	912,785	15,604	(7,494)	15,731	23,841	43,944	(78,665)	(576)	7,174	(28,123)	(4,282)	908,503
Fidelity® VIP Contrafund® Portfolio - Initial Class	2,593,310	(31,230)	473,888	383,135	825,793	27,645	(115,525)	(3,418)	(49,373)	(140,671)	685,122	3,278,432
Fidelity® VIP Contrafund® Portfolio - Service Class 2	342,052	(4,200)	81,889	21,330	99,019	16,927	(88,122)	(163)	(7,989)	(79,347)	19,672	361,724
Fidelity® VIP Growth & Income Portfolio - Initial Class	308,330	1,027	29,681	35,302	66,010	1,470	(2,730)	(349)	10,711	9,102	75,112	383,442
Fidelity® VIP Growth Portfolio - Initial Class	653,922	(9,044)	204,782	(9,157)	186,581	810	(90,269)	351	230	(88,878)	97,703	751,625

See accompanying notes.

COUNTRY Investors Variable Annuity Account

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2024

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2023	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase (decrease) in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of administrative and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total increase (decrease) in net assets	Net Assets at December 31, 2024
Fidelity® VIP Growth Portfolio - Service Class 2	$94,118	$(1,071)	$30,085	$(5,813)	$23,201	$-	$(25,236)	$(3)	$(371)	$(25,610)	$(2,409)	$91,709
Fidelity® VIP High Income Portfolio - Service Class 2	6,371	488	35	197	720	3,906	(1,199)	(12)	61	2,756	3,476	9,847
Fidelity® VIP Index 500 Portfolio - Initial Class	2,792,212	1,994	180,800	455,219	638,013	19,809	(185,694)	(1,954)	(50,905)	(218,744)	419,269	3,211,481
Fidelity® VIP Index 500 Portfolio - Service Class 2	2,289,616	(4,321)	244,663	272,877	513,219	24,719	(235,799)	(3,923)	(117,277)	(332,280)	180,939	2,470,555
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	5,180,572	115,319	(102,533)	14,378	27,164	85,452	(508,319)	(5,959)	188,452	(240,374)	(213,210)	4,967,362
Fidelity® VIP Mid Cap Portfolio - Service Class 2	2,271,610	(21,210)	340,169	37,153	356,112	21,684	(141,760)	(2,820)	(45,299)	(168,195)	187,917	2,459,527
Fidelity® VIP Overseas Portfolio - Initial Class	719,004	3,101	52,005	(26,275)	28,831	19,563	(67,389)	(496)	3,409	(44,913)	(16,082)	702,922
Fidelity® VIP Real Estate Portfolio - Service Class 2	481,745	12,414	(1,372)	12,258	23,300	5,506	(55,403)	(845)	(3,190)	(53,932)	(30,632)	451,113
Franklin Global Real Estate VIP Fund - Class 2	455,542	2,890	(10,378)	2,946	(4,542)	9,686	(38,023)	(341)	7,146	(21,532)	(26,074)	429,468
Franklin Mutual Shares VIP Fund - Class 2	71,945	627	1,402	5,151	7,180	-	(49)	(79)	468	340	7,520	79,465
Franklin Small Cap Value VIP Fund - Class 2	967,922	(2,677)	876	101,705	99,904	11,227	(63,842)	(1,012)	(9,824)	(63,451)	36,453	1,004,375
Franklin Small-Mid Cap Growth VIP Fund - Class 2	151,714	(1,933)	(6,297)	22,772	14,542	899	(10,484)	(114)	11,656	1,957	16,499	168,213
Franklin U.S. Government Securities VIP Fund - Class 2	107,214	1,841	(5,034)	3,233	40	3,313	(8,494)	(69)	(10,222)	(15,472)	(15,432)	91,782
Templeton Global Bond VIP Fund - Class 2	8,400	(97)	(189)	(784)	(1,070)	-	(314)	(6)	915	595	(475)	7,925
Templeton Growth VIP Fund - Class 2	117,775	(318)	(437)	5,642	4,887	3,527	(1,801)	(107)	(328)	1,291	6,178	123,953
LVIP American Century Capital Appreciation Fund – Standard II	85,163	(1,172)	6,184	15,525	20,537	3,511	-	(79)	509	3,941	24,478	109,641

See accompanying notes.

COUNTRY Investors Variable Annuity Account

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2024

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2023	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase (decrease) in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of administrative and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total increase (decrease) in net assets	Net Assets at December 31, 2024
LVIP American Century Inflation Protection Fund – Standard II	$17,935	$479	$(47)	$(314)	$118	$-	$(1,049)	$(15)	$469	$(595)	$(477)	$17,458
LVIP American Century Ultra Fund – Standard II	288,683	(3,473)	55,466	18,593	70,586	3,128	(75,039)	(131)	(899)	(72,941)	(2,355)	286,328
LVIP JPMorgan Mid Cap Value Fund - Standard	374,467	247	67,963	(20,173)	48,037	3,774	(11,444)	374	2,192	(5,104)	42,933	417,400
LVIP JPMorgan Small Cap Core Fund - Service	363,438	(2,027)	18,492	19,034	35,499	5,895	(43,607)	(585)	(2,837)	(41,134)	(5,635)	357,803
LVIP JPMorgan Small Cap Core Fund - Standard	259,247	(1,097)	6,092	21,684	26,679	3,980	(16,024)	(205)	725	(11,524)	15,155	274,402
T. Rowe Price All-Cap Opportunities Portfolio	4,604,791	(57,046)	690,116	418,173	1,051,243	28,133	(366,456)	(7,307)	(253,986)	(599,616)	451,627	5,056,418
T. Rowe Price Equity Income Portfolio	4,275,741	27,741	296,445	120,531	444,717	62,465	(378,646)	(6,058)	(48,098)	(370,337)	74,380	4,350,121
T. Rowe Price Moderate Allocation Portfolio	367,369	3,922	11,034	16,198	31,154	50,451	(35,069)	(397)	(793)	14,192	45,346	412,715
T. Rowe Price International Stock Portfolio	2,135,651	(6,033)	27,190	24,649	45,806	31,763	(186,756)	(3,414)	77,190	(81,217)	(35,411)	2,100,240

See accompanying notes.

COUNTRY Investors Variable Annuity Account

Statements of Changes in Net Assets

Year Ended December 31, 2023

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2022	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of administrative and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total increase (decrease) in net assets	Net Assets at December 31, 2023
BNY Mellon VIF Appreciation Portfolio - Initial Shares	$49,818	$(247)	$2,736	$6,584	$9,073	$90	$(5,755)	$(104)	$(656)	$(6,425)	$2,648	$52,466
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	128,175	(761)	16,215	16,209	31,663	400	(5,018)	(116)	840	(3,894)	27,769	155,944
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	129,664	(1,164)	2,870	8,844	10,550	2,153	(1,124)	(181)	1,845	2,693	13,243	142,907
CVT EAFE International Index Portfolio - Class F	1,271,379	21,915	2,628	171,242	195,785	5,826	(81,357)	(2,661)	(62,359)	(140,551)	55,234	1,326,613
CVT Russell 2000® Small Cap Index Portfolio	349,707	(1,169)	(2,517)	53,872	50,186	4,068	(30,118)	62	1,400	(24,588)	25,598	375,305
CVT Russell 2000® Small Cap Index Portfolio - Class F	43,960	(244)	(2,757)	6,790	3,789	-	(27,737)	(62)	1,236	(26,563)	(22,774)	21,186
CVT S&P MidCap 400 Index Portfolio	184,466	(41)	11,885	12,837	24,681	1,600	(27,170)	(173)	1,197	(24,546)	135	184,601
CVT S&P MidCap 400 Index Portfolio - Class F	35,775	(124)	2,143	1,318	3,337	-	(23,237)	(21)	-	(23,258)	(19,921)	15,854
DWS Global Small Cap VIP - Class A	16,988	(51)	(177)	4,039	3,811	-	(713)	(38)	87	(664)	3,147	20,135
Federated Hermes Government Money Fund II - Service Shares	457,155	14,737	-	-	14,737	10,286	(14,588)	(547)	(27,842)	(32,691)	(17,954)	439,201
Federated Hermes Managed Volatility Fund II - Primary Shares	289,930	1,997	(14,570)	34,024	21,451	4,535	(21,936)	(322)	16,501	(1,222)	20,229	310,159
Federated Hermes Quality Bond Fund II - Primary Shares	909,017	13,249	(8,616)	38,476	43,109	8,898	(59,697)	(712)	12,170	(39,341)	3,768	912,785
Fidelity® VIP Contrafund® Portfolio - Initial Class	2,119,947	(16,898)	140,459	531,190	654,751	33,100	(182,538)	(2,755)	(29,195)	(181,388)	473,363	2,593,310
Fidelity® VIP Contrafund® Portfolio - Service Class 2	383,830	(3,987)	50,764	58,907	105,684	-	(140,142)	(373)	(6,947)	(147,462)	(41,778)	342,052
Fidelity® VIP Growth & Income Portfolio - Initial Class	264,139	1,455	14,700	29,461	45,616	1,904	(1,187)	(302)	(1,840)	(1,425)	44,191	308,330
Fidelity® VIP Growth Portfolio - Initial Class	470,099	(5,914)	33,798	137,258	165,142	1,515	(6,255)	226	23,195	18,681	183,823	653,922

See accompanying notes.

COUNTRY Investors Variable Annuity Account

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2023

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2022	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of administrative and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total increase (decrease) in net assets	Net Assets at December 31, 2023
Fidelity® VIP Growth Portfolio - Service Class 2	$70,366	$(972)	$4,306	$20,742	$24,076	$-	$-	$(7)	$(317)	$(324)	$23,752	$94,118
Fidelity® VIP High Income Portfolio - Service Class 2	6,358	277	(123)	381	535	-	(535)	(14)	27	(522)	13	6,371
Fidelity® VIP Index 500 Portfolio - Initial Class	2,409,988	7,012	154,477	412,939	574,428	14,335	(158,059)	(1,768)	(46,712)	(192,204)	382,224	2,792,212
Fidelity® VIP Index 500 Portfolio - Service Class 2	2,100,507	1,189	176,107	296,421	473,717	7,071	(222,360)	(3,601)	(65,718)	(284,608)	189,109	2,289,616
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	4,819,614	73,220	(57,767)	225,615	241,068	22,585	(254,378)	(6,122)	357,805	119,890	360,958	5,180,572
Fidelity® VIP Mid Cap Portfolio - Service Class 2	2,150,533	(17,494)	41,815	251,927	276,248	26,545	(171,325)	(2,610)	(7,781)	(155,171)	121,077	2,271,610
Fidelity® VIP Overseas Portfolio - Initial Class	636,871	(1,201)	11,344	106,770	116,913	40,104	(64,237)	(492)	(10,155)	(34,780)	82,133	719,004
Fidelity® VIP Real Estate Portfolio - Service Class 2	420,973	5,197	15,431	20,210	40,838	1,775	(23,997)	(780)	42,936	19,934	60,772	481,745
Franklin Global Real Estate VIP Fund - Class 2	425,010	7,148	(14,924)	46,922	39,146	23,149	(56,937)	(340)	25,514	(8,614)	30,532	455,542
Franklin Mutual Shares VIP Fund - Class 2	86,033	347	(776)	8,733	8,304	-	(6,804)	(87)	(15,501)	(22,392)	(14,088)	71,945
Franklin Small Cap Value VIP Fund - Class 2	960,691	(6,316)	(11,711)	117,209	99,182	17,288	(108,201)	(1,087)	49	(91,951)	7,231	967,922
Franklin Small-Mid Cap Growth VIP Fund - Class 2	120,645	(1,595)	(2,963)	35,148	30,590	1,455	(739)	(128)	(109)	479	31,069	151,714
Franklin U.S. Government Securities VIP Fund - Class 2	103,602	1,566	(995)	2,775	3,346	2,370	(2,311)	(77)	284	266	3,612	107,214
Templeton Global Bond VIP Fund - Class 2	8,394	(95)	(148)	385	142	-	(310)	(6)	180	(136)	6	8,400
Templeton Growth VIP Fund - Class 2	102,257	2,274	(1,041)	18,431	19,664	2,550	(6,271)	(100)	(325)	(4,146)	15,518	117,775
LVIP American Century Capital Appreciation Fund – Standard II	71,985	(936)	(105)	14,788	13,747	1,393	(1,332)	(76)	(554)	(569)	13,178	85,163

See accompanying notes.

COUNTRY Investors Variable Annuity Account

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2023

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2022	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of administrative and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total increase (decrease) in net assets	Net Assets at December 31, 2023
LVIP American Century Inflation Protection Fund – Standard II	$17,894	$428	$(5)	$7	$430	$-	$(674)	$(30)	$315	$(389)	$41	$17,935
LVIP American Century Ultra Fund – Standard II	209,513	(3,024)	21,998	67,748	86,722	2,784	(9,718)	(129)	(489)	(7,552)	79,170	288,683
LVIP JPMorgan Mid Cap Value Fund - Standard	330,518	6,913	32,705	(6,829)	32,789	3,085	(7,572)	254	15,393	11,160	43,949	374,467
LVIP JPMorgan Small Cap Core Fund - Service	338,781	(689)	326	38,339	37,976	1,233	(17,416)	(550)	3,414	(13,319)	24,657	363,438
LVIP JPMorgan Small Cap Core Fund - Standard	236,293	448	1,316	25,773	27,537	2,531	(5,073)	(199)	(1,842)	(4,583)	22,954	259,247
T. Rowe Price All-Cap Opportunities Portfolio	3,862,240	(39,763)	317,258	755,944	1,033,439	19,674	(168,013)	(6,365)	(136,184)	(290,888)	742,551	4,604,791
T. Rowe Price Equity Income Portfolio	4,149,666	36,788	148,473	140,360	325,621	24,056	(250,370)	(5,952)	32,720	(199,546)	126,075	4,275,741
T. Rowe Price Moderate Allocation Portfolio	517,184	4,781	(12,541)	63,158	55,398	36,682	(216,460)	(405)	(25,030)	(205,213)	(149,815)	367,369
T. Rowe Price International Stock Portfolio	2,021,412	(4,598)	(4,897)	299,063	289,568	15,302	(126,354)	(3,399)	(60,878)	(175,329)	114,239	2,135,651

See accompanying notes.

COUNTRY Investors Variable Annuity Account

Notes to Financial Statements

December 31, 2024

1. Organization and Significant Accounting Policies

Organization

COUNTRY Investors Variable Annuity Account (the Account), a unit investment trust registered under the Investment Company Act of 1940, as amended, was established by COUNTRY Investors Life Assurance Company (the Company) in 2002 and exists in accordance with the rules and regulations of the Illinois Department of Insurance. The Account is a funding vehicle for individual flexible premium deferred variable annuity contracts issued by the Company. The Company discontinued sales of variable annuity contracts but continues to receive premiums from sales that occurred prior to this change.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not available to satisfy liabilities arising out of any other business the Company may conduct.

At the direction of eligible contract owners, the Account invests in the following forty-three investment subaccounts which, in turn, own open-end mutual fund shares of registered investment companies (the Funds). Eligible contract owners may also allocate funds to the Declared Interest Option (DIO) account. The DIO is funded by the general account of the Company and pays interest at declared rates with a guaranteed minimum. Assets and liabilities associated with funds allocated to the DIO are excluded from the Account as these are included in the Company’s general account.

Subaccount / Fund
BNY Mellon Variable Investment Fund	Fidelity® Variable Insurance Products Funds (continued)
BNY Mellon VIF Appreciation Portfolio - Initial Shares	Fidelity® VIP Investment Grade Bond Portfolio - Initial Class
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	Fidelity® VIP Mid Cap Portfolio - Service Class 2
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	Fidelity® VIP Overseas Portfolio - Initial Class
Calvert Variable Trust, Inc. (3)	Fidelity® VIP Real Estate Portfolio - Service Class 2
CVT EAFE International Index Portfolio - Class F (3)	Franklin Templeton Variable Insurance Products Trust
CVT Russell 2000® Small Cap Index Portfolio (3)	Franklin Global Real Estate VIP Fund - Class 2
CVT Russell 2000® Small Cap Index Portfolio - Class F (3)	Franklin Mutual Shares VIP Fund - Class 2
CVT S&P MidCap 400 Index Portfolio (3)	Franklin Small Cap Value VIP Fund - Class 2
CVT S&P MidCap 400 Index Portfolio - Class F (3)	Franklin Small-Mid Cap Growth VIP Fund - Class 2
Deutsche DWS Variable Series I	Franklin U.S. Government Securities VIP Fund - Class 2
DWS Global Small Cap VIP - Class A	Templeton Global Bond VIP Fund - Class 2
Deutsche DWS Variable Series II	Templeton Growth VIP Fund - Class 2
DWS International Growth VIP - Class A (1)	Lincoln Variable Insurance Products Trust
Federated Hermes Insurance Series	LVIP American Century Capital Appreciation Fund -
Federated Hermes Government Money Fund II - Service Shares	Standard II (2)
Federated Hermes Managed Volatility Fund II - Primary Shares	LVIP American Century Inflation Protection Fund -
Federated Hermes Quality Bond Fund II - Primary Shares	Standard II (2)
Fidelity® Variable Insurance Products Funds	LVIP American Century Ultra Fund – Standard II (2)
Fidelity® VIP Contrafund® Portfolio - Initial Class	LVIP JPMorgan Mid Cap Value Fund – Standard
Fidelity® VIP Contrafund® Portfolio - Service Class 2	LVIP JPMorgan Small Cap Core Fund – Service
Fidelity® VIP Disciplined Small Cap - Service Class 2 (1)	LVIP JPMorgan Small Cap Core Fund – Standard
Fidelity® VIP Growth & Income Portfolio - Initial Class	T. Rowe Price Equity Series, Inc.
Fidelity® VIP Growth Portfolio - Initial Class	T. Rowe Price All-Cap Opportunities Portfolio
Fidelity® VIP Growth Portfolio - Service Class 2	T. Rowe Price Equity Income Portfolio
Fidelity® VIP High Income Portfolio - Service Class 2	T. Rowe Price Moderate Allocation Portfolio
Fidelity® VIP Index 500 Portfolio - Initial Class	T. Rowe Price International Series, Inc
Fidelity® VIP Index 500 Portfolio - Service Class 2	T. Rowe Price International Stock Portfolio

COUNTRY Investors Variable Annuity Account

Notes to Financial Statements (continued)

(1)	Subaccount was inactive during 2024 and 2023; accordingly, a Statement of Assets and Liabilities, a Statement of Operations and a Statement of Changes in Net Assets have not been presented herein.
(2)	On April 26, 2024, American Century Variable Portfolios, Inc. funds were reorganized into newly formed funds of Lincoln Variable Insurance Products Trust. On that date, assets of each fund were transferred as noted below. In addition, subaccounts that had invested in the American Century Variable Portfolios, Inc. funds transferred their investment into the respective newly formed fund as noted below.

Newly formed fund/portfolio	Former fund/portfolio
LVIP American Century Capital Appreciation Fund – Standard II	American Century VP Capital Appreciation Fund
LVIP American Century Inflation Protection Fund – Standard II	American Century VP Inflation Protection Bond Fund
LVIP American Century Ultra Fund – Standard II	American Century VP Ultra® Fund

(3)	On May 1, 2024, Calvert Variable Products, Inc. changed its name to Calvert Variable Trust, Inc. and each fund was renamed as noted below.

Current name	Former name
CVT EAFE International Index Portfolio – Class F	Calvert VP EAFE International Index Portfolio – Class F
CVT Russell 2000® Small Cap Index Portfolio	Calvert VP Russell 2000® Small Cap Index Portfolio
CVT Russell 2000® Small Cap Index Portfolio - Class F	Calvert VP Russell 2000® Small Cap Index Portfolio - Class F
CVT S&P MidCap 400 Index Portfolio	Calvert VP S&P MidCap 400 Index Portfolio
CVT S&P MidCap 400 Index Portfolio – Class F	Calvert VP S&P MidCap 400 Index Portfolio - Class F

Investments

Investments in shares of the Funds are stated at fair value, which is the closing net asset value per share as determined by the Funds. The first-in, first-out cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation on investments. Investment transactions are accounted for on the trade date.

The inputs used in determining the fair value of the Account’s investments are summarized in three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Account’s own assumptions in determining the fair value of the investments)

At December 31, 2024, all valuation inputs used to determine the fair value of mutual fund shares owned by the Account were classified as Level 1. There were no transfers into or out of Level 3 during the year.

Dividends and realized capital gain distributions are taken into income on an accrual basis as of the ex-dividend date and are automatically reinvested in shares of the Funds on the payable date.

Contracts in Annuitization Period

Net assets allocated to contracts in the annuitization period are computed according to the mortality table indicated in the original contract with an assumed investment return determined at the time of annuitization. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

COUNTRY Investors Variable Annuity Account

Notes to Financial Statements (continued)

Use of Estimates in the Preparation of Financial Statements

The preparation of the Account’s financial statements and accompanying notes in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the financial statements and accompanying notes.

2. Expense Charges and Related Party Transactions

Paid to the Company

The Account pays the Company certain amounts relating to the distribution and administration of the contracts funded by the Account and as reimbursement for certain mortality and other risks assumed by the Company. The following summarizes those amounts.

Mortality and Expense Risk Charges: The Company deducts a daily mortality and expense risk charge from the Account at an effective annual rate of 1.20% of the average daily net asset value of the Account. These charges are assessed in return for the Company’s assumption of risks associated with adverse mortality experience or excess administrative expenses in connection with contracts issued.

Administrative Charge: Prior to the annuity payment period, the Company will deduct an annual administrative charge of $30 to reimburse it for administrative expenses related to the contract. A portion of these charges may be deducted from funds held in the fixed interest subaccount.

Transfer Charge: A transfer charge of $10 may be imposed for the thirteenth and each subsequent transfer between subaccounts in any one contract year.

3. Federal Income Taxes

The operations of the Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

COUNTRY Investors Variable Annuity Account

Notes to Financial Statements (continued)

4. Purchases and Sales of Investment Securities

The aggregate cost of investment securities purchased and proceeds from investment securities sold by subaccount were as follows during the year ended December 31, 2024:

	Cost of	Proceeds
Subaccount	Purchases	from Sales

BNY Mellon Variable Investment Fund:
BNY Mellon VIF Appreciation Portfolio - Initial Shares	$4,940	$3,498
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	18,104	4,500
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	5,974	5,468

Calvert Variable Trust, Inc.:
CVT EAFE International Index Portfolio - Class F	94,509	148,396
CVT Russell 2000® Small Cap Index Portfolio	20,498	31,316
CVT Russell 2000® Small Cap Index Portfolio - Class F	572	7,738
CVT S&P MidCap 400 Index Portfolio	20,379	8,057
CVT S&P MidCap 400 Index Portfolio - Class F	715	4,458

Deutsche DWS Variable Series I:
DWS Global Small Cap VIP - Class A	5,439	1,916

Federated Hermes Insurance Series:
Federated Hermes Government Money Fund II - Service Shares	52,527	37,040
Federated Hermes Managed Volatility Fund II - Primary Shares	13,671	39,967
Federated Hermes Quality Bond Fund II - Primary Shares	94,728	107,247

Fidelity® Variable Insurance Products Funds:
Fidelity® VIP Contrafund® Portfolio - Initial Class	393,809	198,306
Fidelity® VIP Contrafund® Portfolio - Service Class 2	58,692	100,118
Fidelity® VIP Growth & Income Portfolio - Initial Class	43,818	9,410
Fidelity® VIP Growth Portfolio - Initial Class	160,134	100,012
Fidelity® VIP Growth Portfolio - Service Class 2	20,062	26,680
Fidelity® VIP High Income Portfolio - Service Class 2	4,567	1,323
Fidelity® VIP Index 500 Portfolio - Initial Class	68,906	283,798
Fidelity® VIP Index 500 Portfolio - Service Class 2	54,874	390,006
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	517,063	642,118
Fidelity® VIP Mid Cap Portfolio - Service Class 2	361,528	225,348
Fidelity® VIP Overseas Portfolio - Initial Class	76,022	84,315
Fidelity® VIP Real Estate Portfolio - Service Class 2	30,615	72,133

COUNTRY Investors Variable Annuity Account

Notes to Financial Statements (continued)

	Cost of	Proceeds
Subaccount	Purchases	from Sales

Franklin Templeton Variable Insurance Products Trust:
Franklin Global Real Estate VIP Fund - Class 2	$30,007	$48,649
Franklin Mutual Shares VIP Fund - Class 2	3,639	1,052
Franklin Small Cap Value VIP Fund - Class 2	50,461	93,591
Franklin Small-Mid Cap Growth VIP Fund - Class 2	12,801	12,777
Franklin U.S. Government Securities VIP Fund - Class 2	7,294	20,925
Templeton Global Bond VIP Fund - Class 2	1,065	567
Templeton Growth VIP Fund - Class 2	4,911	3,531

Lincoln Variable Insurance Products Trust:
LVIP American Century Capital Appreciation Fund – Standard II	10,421	1,692
LVIP American Century Inflation Protection Fund – Standard II	1,182	1,298
LVIP American Century Ultra Fund – Standard II	27,125	79,384
LVIP JPMorgan Mid Cap Value Fund - Standard	74,560	16,278
LVIP JPMorgan Small Cap Core Fund - Service	16,044	53,680
LVIP JPMorgan Small Cap Core Fund - Standard	14,038	22,493

T. Rowe Price Equity Series, Inc.:
T. Rowe Price All-Cap Opportunities Portfolio	604,977	708,243
T. Rowe Price Equity Income Portfolio	470,740	529,476
T. Rowe Price Moderate Allocation Portfolio	68,907	40,840

T. Rowe Price International Series, Inc.:
T. Rowe Price International Stock Portfolio	214,096	248,348

COUNTRY Investors Variable Annuity Account

Notes to Financial Statements (continued)

5. Summary of Changes from Unit Transactions

Transactions in units of each subaccount were as follows for the periods ended December 31, 2024 and 2023:

	Period Ended December 31,
	2024			2023
Subaccount	Purchased	Redeemed	Net Increase (Decrease)	Purchased	Redeemed	Net Increase (Decrease)

BNY Mellon Variable Investment Fund:
BNY Mellon VIF Appreciation Portfolio - Initial Shares	18	62	(44)	2	164	(162)
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	162	48	114	33	127	(94)
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	226	165	61	177	53	124

Calvert Variable Trust, Inc.:
CVT EAFE International Index Portfolio - Class F	2,537	5,794	(3,257)	303	7,096	(6,793)
CVT Russell 2000® Small Cap Index Portfolio	266	794	(528)	198	1,049	(851)
CVT Russell 2000® Small Cap Index Portfolio - Class F	1	154	(153)	40	650	(610)
CVT S&P MidCap 400 Index Portfolio	201	120	81	72	674	(602)
CVT S&P MidCap 400 Index Portfolio - Class F	-	93	(93)	20	582	(562)

Deutsche DWS Variable Series I:
DWS Global Small Cap VIP - Class A	113	41	72	5	26	(21)

Federated Hermes Insurance Series:
Federated Hermes Government Money Fund II - Service Shares	3,438	3,392	46	1,464	4,961	(3,497)
Federated Hermes Managed Volatility Fund II - Primary Shares	375	1,869	(1,494)	1,837	1,904	(67)
Federated Hermes Quality Bond Fund II - Primary Shares	5,884	8,236	(2,352)	2,177	5,626	(3,449)

Fidelity® Variable Insurance Products Funds:
Fidelity® VIP Contrafund® Portfolio - Initial Class	385	2,405	(2,020)	675	4,283	(3,608)
Fidelity® VIP Contrafund® Portfolio - Service Class 2	225	1,307	(1,082)	19	2,620	(2,601)
Fidelity® VIP Growth & Income Portfolio - Initial Class	342	116	226	63	101	(38)
Fidelity® VIP Growth Portfolio - Initial Class	43	1,246	(1,203)	541	182	359
Fidelity® VIP Growth Portfolio - Service Class 2	-	296	(296)	-	5	(5)
Fidelity® VIP High Income Portfolio - Service Class 2	162	46	116	1	24	(23)
Fidelity® VIP Index 500 Portfolio - Initial Class	615	4,568	(3,953)	536	4,972	(4,436)
Fidelity® VIP Index 500 Portfolio - Service Class 2	435	5,101	(4,666)	124	5,459	(5,335)
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	29,446	49,993	(20,547)	34,184	23,758	10,426
Fidelity® VIP Mid Cap Portfolio - Service Class 2	629	3,781	(3,152)	787	4,386	(3,599)
Fidelity® VIP Overseas Portfolio - Initial Class	1,237	2,953	(1,716)	2,276	3,892	(1,616)
Fidelity® VIP Real Estate Portfolio - Service Class 2	305	1,510	(1,205)	1,114	641	473

Franklin Templeton Variable Insurance Products Trust:
Franklin Global Real Estate VIP Fund - Class 2	1,461	2,697	(1,236)	3,225	4,015	(790)
Franklin Mutual Shares VIP Fund - Class 2	18	5	13	7	960	(953)
Franklin Small Cap Value VIP Fund - Class 2	482	1,911	(1,429)	754	3,279	(2,525)
Franklin Small-Mid Cap Growth VIP Fund - Class 2	304	265	39	62	47	15
Franklin U.S. Government Securities VIP Fund - Class 2	366	1,643	(1,277)	273	252	21
Templeton Global Bond VIP Fund - Class 2	93	40	53	18	29	(11)
Templeton Growth VIP Fund - Class 2	167	104	63	136	363	(227)

COUNTRY Investors Variable Annuity Account

Notes to Financial Statements (continued)

	Period Ended December 31,
	2024			2023
Subaccount	Purchased	Redeemed	Net Increase (Decrease)	Purchased	Redeemed	Net Increase (Decrease)
Lincoln Variable Insurance Products Trust:
LVIP American Century Capital Appreciation Fund – Standard II	117	15	102	52	72	(20)
LVIP American Century Inflation Protection Fund – Standard II	36	79	(43)	24	52	(28)
LVIP American Century Ultra Fund – Standard II	49	1,175	(1,126)	56	206	(150)
LVIP JPMorgan Mid Cap Value Fund - Standard	149	258	(109)	485	210	275
LVIP JPMorgan Small Cap Core Fund - Service	169	974	(805)	133	430	(297)
LVIP JPMorgan Small Cap Core Fund - Standard	203	485	(282)	176	305	(129)

T. Rowe Price Equity Series, Inc.:
T. Rowe Price All-Cap Opportunities Portfolio	653	7,911	(7,258)	1,133	5,596	(4,463)
T. Rowe Price Equity Income Portfolio	3,125	13,114	(9,989)	2,055	8,515	(6,460)
T. Rowe Price Moderate Allocation Portfolio	1,659	1,228	431	1,357	9,232	(7,875)

T. Rowe Price International Series, Inc.:
T. Rowe Price International Stock Portfolio	6,118	9,496	(3,378)	1,220	9,394	(8,174)

COUNTRY Investors Variable Annuity Account

Notes to Financial Statements (continued)

6. Unit Values

The following summarizes units outstanding, unit values, and net assets at December 31, 2024, 2023, 2022, 2021 and 2020, and investment income ratios, expense ratios, and total return ratios for the periods then ended:

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value (A)	Net Assets	Ratio (B)	Ratio (C)	Return (D)

BNY Mellon VIF Appreciation Portfolio - Initial Shares:
2024	1,156	$48.73	$56,334	0.42%	1.20%	11.46%
2023	1,200	43.72	52,466	0.72	1.20	19.55
2022	1,362	36.57	49,818	0.67	1.20	(19.04)
2021	1,379	45.17	62,289	0.44	1.20	25.61
2020	1,374	35.96	49,393	0.77	1.20	22.23
BNY Mellon VIF Growth & Income Portfolio - Initial Shares:
2024	3,343	58.56	195,753	0.54	1.20	21.27
2023	3,229	48.29	155,944	0.66	1.20	25.20
2022	3,323	38.57	128,175	0.80	1.20	(15.84)
2021	3,329	45.83	152,558	0.48	1.20	24.13
2020	3,362	36.92	124,099	0.77	1.20	23.15
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares:
2024	6,222	23.97	149,181	0.67	1.20	3.36
2023	6,161	23.19	142,907	0.32	1.20	7.96
2022	6,037	21.48	129,664	-	1.20	(17.61)
2021	6,096	26.07	158,909	0.11	1.20	15.10
2020	6,469	22.65	146,529	0.76	1.20	18.46
CVT EAFE International Index Portfolio - Class F:
2024	56,832	22.46	1,276,230	2.74	1.20	1.72
2023	60,089	22.08	1,326,613	2.88	1.20	16.15
2022	66,882	19.01	1,271,379	3.70	1.20	(15.74)
2021	64,255	22.56	1,449,898	1.78	1.20	9.30
2020	67,367	20.64	1,390,186	3.22	1.20	6.28
CVT Russell 2000® Small Cap Index Portfolio:
2024	11,029	35.69	393,608	1.23	1.20	9.92
2023	11,557	32.47	375,305	0.86	1.20	15.22
2022	12,408	28.18	349,707	0.81	1.20	(21.46)
2021	13,553	35.88	486,330	0.75	1.20	13.15
2020	13,791	31.71	437,294	1.04	1.20	18.23
CVT Russell 2000® Small Cap Index Portfolio - Class F:
2024	287	52.79	15,171	1.04	1.20	9.66
2023	440	48.14	21,186	0.49	1.20	15.00
2022	1,050	41.86	43,960	0.85	1.20	(21.61)
2021	979	53.40	52,258	0.75	1.20	12.94
2020	1,070	47.28	50,609	1.01	1.20	17.99
CVT S&P MidCap 400 Index Portfolio:
2024	4,185	50.45	211,103	1.21	1.20	12.16
2023	4,104	44.98	184,601	1.17	1.20	14.74
2022	4,706	39.20	184,466	0.90	1.20	(14.35)
2021	6,278	45.77	287,343	0.84	1.20	22.94
2020	6,463	37.23	240,634	1.21	1.20	11.97

COUNTRY Investors Variable Annuity Account

Notes to Financial Statements (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value (A)	Net Assets	Ratio (B)	Ratio (C)	Return (D)

CVT S&P MidCap 400 Index Portfolio - Class F:
2024	262	$50.01	$13,127	1.02%	1.20%	11.98%
2023	355	44.66	15,854	0.71	1.20	14.51
2022	917	39.00	35,775	0.90	1.20	(14.53)
2021	1,240	45.63	56,580	0.84	1.20	22.73
2020	1,301	37.18	48,368	1.03	1.20	11.75
DWS Global Small Cap VIP - Class A:
2024	635	37.40	23,746	1.40	1.20	4.50
2023	563	35.79	20,135	0.90	1.20	23.12
2022	584	29.07	16,988	0.55	1.20	(24.96)
2021	557	38.74	21,560	0.36	1.20	13.57
2020	561	34.11	19,151	0.79	1.20	15.98
Federated Hermes Government Money Fund II - Service Shares:
2024	46,639	9.75	454,688	4.58	1.20	3.39
2023	46,593	9.43	439,201	4.43	1.20	3.29
2022	50,090	9.13	457,155	1.14	1.20	-
2021	51,941	9.13	474,229	-	1.20	(1.19)
2020	51,188	9.24	472,952	0.11	1.20	(0.96)
Federated Hermes Managed Volatility Fund II - Primary Shares:
2024	15,772	20.51	323,490	2.21	1.20	14.20
2023	17,266	17.96	310,159	1.87	1.20	7.35
2022	17,333	16.73	289,930	1.85	1.20	(14.77)
2021	18,519	19.63	363,463	1.74	1.20	17.12
2020	18,402	16.76	308,412	2.64	1.20	(0.30)
Federated Hermes Quality Bond Fund II - Primary Shares:
2024	75,185	12.08	908,503	2.92	1.20	2.63
2023	77,537	11.77	912,785	2.66	1.20	4.90
2022	80,986	11.22	909,017	2.59	1.20	(10.38)
2021	87,276	12.52	1,092,710	2.89	1.20	(2.57)
2020	131,350	12.85	1,687,802	3.10	1.20	6.82
Fidelity® VIP Contrafund® Portfolio - Initial Class:
2024	44,215	74.15	3,278,432	0.19	1.20	32.20
2023	46,235	56.09	2,593,310	0.48	1.20	31.88
2022	49,843	42.53	2,119,947	0.51	1.20	(27.19)
2021	49,857	58.41	2,912,287	0.06	1.20	26.32
2020	58,421	46.24	2,701,485	0.24	1.20	29.02
Fidelity® VIP Contrafund® Portfolio - Service Class 2:
2024	4,383	82.53	361,724	0.03	1.20	31.86
2023	5,465	62.59	342,052	0.20	1.20	31.55
2022	8,066	47.58	383,830	0.27	1.20	(27.37)
2021	7,911	65.51	518,196	0.03	1.20	26.01
2020	8,007	51.99	416,252	0.08	1.20	28.69
Fidelity® VIP Growth & Income Portfolio - Initial Class:
2024	7,789	49.23	383,442	1.49	1.20	20.75
2023	7,563	40.77	308,330	1.70	1.20	17.32
2022	7,601	34.75	264,139	1.69	1.20	(6.08)
2021	7,410	37.00	274,172	2.44	1.20	24.45
2020	7,502	29.73	223,023	2.14	1.20	6.56

COUNTRY Investors Variable Annuity Account

Notes to Financial Statements (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value (A)	Net Assets	Ratio (B)	Ratio (C)	Return (D)

Fidelity® VIP Growth Portfolio - Initial Class:
2024	9,952	$75.52	$751,625	-%	1.20%	28.83%
2023	11,155	58.62	653,922	0.13	1.20	34.63
2022	10,796	43.54	470,099	0.62	1.20	(25.36)
2021	10,981	58.33	640,507	-	1.20	21.75
2020	11,002	47.91	527,108	0.08	1.20	42.21
Fidelity® VIP Growth Portfolio - Service Class 2:
2024	929	98.73	91,709	-	1.20	28.52
2023	1,225	76.82	94,118	-	1.20	34.28
2022	1,230	57.21	70,366	0.35	1.20	(25.54)
2021	1,225	76.83	94,084	-	1.20	21.45
2020	1,225	63.26	77,511	0.04	1.20	41.84
Fidelity® VIP High Income Portfolio - Service Class 2:
2024	379	25.97	9,847	6.32	1.20	7.31
2023	263	24.20	6,371	5.65	1.20	8.91
2022	286	22.22	6,358	5.17	1.20	(12.69)
2021	294	25.45	7,474	5.28	1.20	3.04
2020	330	24.70	8,152	1.76	1.20	1.23
Fidelity® VIP Index 500 Portfolio - Initial Class:
2024	54,182	59.27	3,211,481	1.27	1.20	23.40
2023	58,135	48.03	2,792,212	1.46	1.20	24.69
2022	62,571	38.52	2,409,988	1.45	1.20	(19.18)
2021	70,977	47.66	3,382,552	1.25	1.20	27.06
2020	77,809	37.51	2,918,577	1.70	1.20	16.85
Fidelity® VIP Index 500 Portfolio - Service Class 2:
2024	33,128	74.58	2,470,555	1.03	1.20	23.11
2023	37,794	60.58	2,289,616	1.24	1.20	24.39
2022	43,129	48.70	2,100,507	1.13	1.20	(19.38)
2021	53,120	60.41	3,209,179	1.03	1.20	26.73
2020	56,522	47.67	2,694,288	1.46	1.20	16.55
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class:
2024	420,249	11.82	4,967,362	3.46	1.20	0.60
2023	440,796	11.75	5,180,572	2.68	1.20	4.91
2022	430,370	11.20	4,819,614	2.22	1.20	(13.98)
2021	459,602	13.02	5,984,192	2.20	1.20	(1.81)
2020	369,404	13.26	4,897,188	2.31	1.20	8.16
Fidelity® VIP Mid Cap Portfolio - Service Class 2:
2024	45,493	54.06	2,459,527	0.34	1.20	15.76
2023	48,645	46.70	2,271,610	0.38	1.20	13.46
2022	52,244	41.16	2,150,533	0.26	1.20	(15.98)
2021	58,038	48.99	2,843,200	0.31	1.20	23.84
2020	83,763	39.56	3,313,956	0.41	1.20	16.46
Fidelity® VIP Overseas Portfolio - Initial Class:
2024	27,796	25.29	702,922	1.61	1.20	3.82
2023	29,512	24.36	719,004	1.02	1.20	19.06
2022	31,128	20.46	636,871	1.11	1.20	(25.38)
2021	30,688	27.42	841,391	0.55	1.20	18.29
2020	30,128	23.18	698,374	0.42	1.20	14.24

COUNTRY Investors Variable Annuity Account

Notes to Financial Statements (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value (A)	Net Assets	Ratio (B)	Ratio (C)	Return (D)

Fidelity® VIP Real Estate Portfolio - Service Class 2:
2024	9,948	$45.35	$451,113	3.88%	1.20%	5.00%
2023	11,153	43.19	481,745	2.39	1.20	9.56
2022	10,680	39.42	420,973	1.08	1.20	(28.55)
2021	11,697	55.17	645,297	0.94	1.20	37.00
2020	12,180	40.27	490,463	1.91	1.20	(7.89)
Franklin Global Real Estate VIP Fund - Class 2:
2024	27,666	15.52	429,468	1.84	1.20	(1.52)
2023	28,902	15.76	455,542	2.83	1.20	10.13
2022	29,692	14.31	425,010	2.40	1.20	(26.95)
2021	29,679	19.59	581,428	0.89	1.20	25.26
2020	32,386	15.64	506,412	3.18	1.20	(6.52)
Franklin Mutual Shares VIP Fund - Class 2:
2024	2,812	28.26	79,465	2.01	1.20	9.92
2023	2,799	25.71	71,945	1.64	1.20	12.12
2022	3,752	22.93	86,033	1.78	1.20	(8.54)
2021	4,117	25.07	103,197	2.59	1.20	17.81
2020	5,486	21.28	116,769	2.67	1.20	(6.21)
Franklin Small Cap Value VIP Fund - Class 2:
2024	22,444	44.75	1,004,375	0.93	1.20	10.36
2023	23,873	40.55	967,922	0.53	1.20	11.43
2022	26,398	36.39	960,691	0.99	1.20	(11.14)
2021	28,389	40.95	1,162,514	1.03	1.20	23.90
2020	34,624	33.05	1,144,510	1.43	1.20	3.93
Franklin Small-Mid Cap Growth VIP Fund - Class 2:
2024	3,751	44.84	168,213	-	1.20	9.71
2023	3,712	40.87	151,714	-	1.20	25.21
2022	3,697	32.64	120,645	-	1.20	(34.47)
2021	3,641	49.81	181,379	-	1.20	8.71
2020	3,832	45.82	175,562	-	1.20	53.24
Franklin U.S. Government Securities VIP Fund - Class 2:
2024	7,518	12.21	91,782	3.13	1.20	0.16
2023	8,795	12.19	107,214	2.69	1.20	3.22
2022	8,774	11.81	103,602	2.30	1.20	(10.80)
2021	9,474	13.24	125,445	2.47	1.20	(3.00)
2020	9,277	13.65	126,623	3.49	1.20	2.63
Templeton Global Bond VIP Fund - Class 2:
2024	748	10.59	7,925	-	1.20	(12.48)
2023	695	12.10	8,400	-	1.20	1.68
2022	706	11.90	8,394	-	1.20	(6.08)
2021	1,656	12.67	20,977	-	1.20	(6.08)
2020	1,603	13.49	21,624	8.56	1.20	(6.45)
Templeton Growth VIP Fund - Class 2:
2024	6,015	20.61	123,953	0.95	1.20	4.14
2023	5,952	19.79	117,775	3.27	1.20	19.58
2022	6,179	16.55	102,257	0.16	1.20	(12.53)
2021	6,505	18.92	123,089	1.08	1.20	3.61
2020	7,532	18.26	137,540	3.00	1.20	4.52

COUNTRY Investors Variable Annuity Account

Notes to Financial Statements (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value (A)	Net Assets	Ratio (B)	Ratio (C)	Return (D)

LVIP American Century Capital Appreciation Fund – Standard II:
2024	2,495	$43.94	$109,641	-%	1.20%	23.50%
2023	2,393	35.58	85,163	-	1.20	19.28
2022	2,413	29.83	71,985	-	1.20	(28.98)
2021	2,180	42.00	91,574	-	1.20	9.86
2020	2,261	38.23	86,460	-	1.20	40.76
LVIP American Century Inflation Protection Fund – Standard II:
2024	1,286	13.58	17,458	3.86	1.20	0.59
2023	1,329	13.50	17,935	3.61	1.20	2.43
2022	1,357	13.18	17,894	5.17	1.20	(13.91)
2021	1,403	15.31	21,483	3.39	1.20	5.30
2020	1,396	14.54	20,286	1.12	1.20	8.51
LVIP American Century Ultra Fund – Standard II:
2024	3,982	71.91	286,328	-	1.20	27.25
2023	5,108	56.51	288,683	-	1.20	41.81
2022	5,258	39.85	209,513	-	1.20	(33.17)
2021	7,167	59.63	427,363	-	1.20	21.69
2020	7,136	49.00	349,653	-	1.20	48.08
LVIP JPMorgan Mid Cap Value Fund - Standard:
2024	8,307	50.25	417,400	1.26	1.20	12.92
2023	8,416	44.50	374,467	3.22	1.20	9.61
2022	8,141	40.60	330,518	0.96	1.20	(9.23)
2021	8,433	44.73	377,247	0.91	1.20	28.35
2020	9,300	34.85	324,152	1.44	1.20	(0.83)
LVIP JPMorgan Small Cap Core Fund - Service:
2024	6,797	52.64	357,803	0.65	1.20	10.10
2023	7,602	47.81	363,438	0.99	1.20	11.47
2022	7,899	42.89	338,781	0.09	1.20	(20.52)
2021	8,355	53.96	450,820	0.31	1.20	19.65
2020	10,393	45.10	468,770	0.59	1.20	11.97
LVIP JPMorgan Small Cap Core Fund - Standard:
2024	6,599	41.58	274,402	0.80	1.20	10.38
2023	6,881	37.67	259,247	1.37	1.20	11.75
2022	7,010	33.71	236,293	0.45	1.20	(20.31)
2021	7,085	42.30	299,679	0.53	1.20	19.97
2020	8,404	35.26	296,355	0.84	1.20	12.33
T. Rowe Price All-Cap Opportunities Portfolio:
2024	57,523	87.90	5,056,418	0.07	1.20	23.66
2023	64,781	71.08	4,604,791	0.25	1.20	27.43
2022	69,244	55.78	3,862,240	-	1.20	(22.43)
2021	71,804	71.91	5,163,728	-	1.20	19.35
2020	74,857	60.25	4,509,974	-	1.20	42.67
T. Rowe Price Equity Income Portfolio:
2024	117,821	36.92	4,350,121	1.82	1.20	10.37
2023	127,810	33.45	4,275,741	2.09	1.20	8.22
2022	134,270	30.91	4,149,666	1.84	1.20	(4.48)
2021	158,139	32.36	5,116,898	1.56	1.20	24.08
2020	180,263	26.08	4,701,491	2.35	1.20	(0.04)

COUNTRY Investors Variable Annuity Account

Notes to Financial Statements (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value (A)	Net Assets	Ratio (B)	Ratio (C)	Return (D)

T. Rowe Price Moderate Allocation Portfolio:
2024	13,456	$30.67	$412,715	2.26%	1.20%	8.72%
2023	13,025	28.21	367,369	2.17	1.20	13.98
2022	20,900	24.75	517,184	1.54	1.20	(19.28)
2021	23,145	30.66	709,530	0.98	1.20	8.76
2020	23,921	28.19	674,283	1.38	1.20	13.17
T. Rowe Price International Stock Portfolio:
2024	90,361	23.24	2,100,240	0.93	1.20	2.02
2023	93,739	22.78	2,135,651	0.97	1.20	14.88
2022	101,913	19.83	2,021,412	0.76	1.20	(16.82)
2021	108,804	23.84	2,594,207	0.61	1.20	0.13
2020	101,323	23.81	2,412,967	0.51	1.20	13.06

COUNTRY Investors Variable Annuity Account

Notes to Financial Statements (continued)

(A)	There are no differences in unit value between accumulation units and units of contracts in annuitization period since there are no differences in charges that result in direct reductions of unit values.

(B)	These ratios represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. For subaccounts that contained net assets for a period less than the entire reporting period presented, average net assets have been calculated using only the period in which the subaccount contained net assets. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(C)	These ratios represent the annualized contract expenses of the separate account, consisting of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(D)	These ratios represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For subaccounts that contained net assets for a period less than the entire reporting period presented, total return has been calculated using only the period in which the subaccount contained net assets and has not been annualized.

7. Segment Reporting

During 2024, the Account adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only. Each subaccount, as detailed in Note 1, represents a single operating segment. The Senior Vice President Financial Services of the Company acts as the Chief Operating Decision Maker (CODM) and monitors the operating results of each subaccount. The change in net assets resulting from operations, which is used by the CODM to assess the subaccount’s performance, is consistent with that presented within the subaccount’s financial statements. Subaccount assets are reflected on the accompanying Statement of Assets and Liabilities and significant segment expenses are listed on the accompanying Statement of Operations.